Note 23 - Current Allowances and Provisions	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of current allowances and provisions [text block]
23	Current allowances and provisions

(i)       Deducted from assets

Year ended December 31, 2019	Allowance for doubtful accounts - Trade receivables	Allowance for other doubtful accounts - Other receivables	Allowance for inventory obsolescence

Values at the beginning of the year	(66,535)	(6,784)	(209,796)
Translation differences	9	88	794
Increase due to business combinations	(1,788)	-	(10,761)
Additional / reversals allowances	16,256	1,239	(29,138)
Used	3,276	565	31,184
At December 31, 2019	(48,782)	(4,892)	(217,717)

Year ended December 31, 2018	Allowance for doubtful accounts - Trade receivables	Allowance for other doubtful accounts - Other receivables	Allowance for inventory obsolescence

Values at the beginning of the year	(78,385)	(6,255)	(216,068)
Effect of adoption of new standards	6,423	-	-
Translation differences	329	359	3,575
Additional allowances	(1,751)	(1,179)	(25,457)
Used	6,849	291	28,154
At December 31, 2018	(66,535)	(6,784)	(209,796)

(ii)	Liabilities

Year ended December 31, 2019	Sales risks	Other claims and contingencies	Total
Values at the beginning of the year	6,814	17,469	24,283
Translation differences	(28)	(570)	(598)
Increase due to business combinations	505	8,000	8,505
Additional/ reversals provisions	11,880	(3,219)	8,661
Reclassifications	-	(5,641)	(5,641)
Used	(13,304)	(4,889)	(18,193)
At December 31, 2019	5,867	11,150	17,017

Year ended December 31, 2018	Sales risks	Other claims and contingencies	Total
Values at the beginning of the year	11,396	20,934	32,330
Translation differences	(103)	(2,205)	(2,308)
Additional provisions	2,638	6,463	9,101
Reclassifications	-	2,406	2,406
Used	(7,117)	(10,129)	(17,246)
At December 31, 2018	6,814	17,469	24,283